Subsequent events to the reporting date	12 Months Ended
Dec. 31, 2022
Subsequent events to the reporting date [Abstract]
Subsequent events to the reporting date
29	Subsequent events to the reporting date
No adjusting or significant non-adjusting events have occurred between the 31 December reporting date and the date of authorization.